Revenues and Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of revenues [Abstract]
Payroll and related expenses	$ 465	$ 257	$ 206
Clearing fees	213
Traffic acquisition costs	1,118
Share-based payment	53	5	31
Internet services providers	1,747	973	360
Networks and servers	341	129	88
Amortization of and depreciation	1,156	1,084	863
Impairment of intangible assets			270
Other	52	51	71
Cost of revenues	$ 5,145	$ 2,499	$ 1,889